Associates and Joint Ventures - Additional Information (Details) £ in Millions, $ in Millions					1 Months Ended		12 Months Ended
	May 28, 2025 GBP (£) shares	Dec. 06, 2024 GBP (£)	Mar. 13, 2024 GBP (£) shares	Jul. 24, 2023	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022	Dec. 06, 2024 CAD ($)
Disclosure of transactions between related parties [line items]
Foreign exchange reclassified reclassified to income statement							£ 47	£ 43	£ 0
Loss recognised when control of subsidiary is lost							£ 0	£ 0	£ 546
Organigram Inc.
Disclosure of transactions between related parties [line items]
Loss recognised when control of subsidiary is lost		£ 1
Organigram Inc. | Motif Labs Ltd
Disclosure of transactions between related parties [line items]
Equity interests of acquirer | $											$ 40
ITC Ltd.
Disclosure of transactions between related parties [line items]
Ownership interest in associates							22.91%	25.45%	29.02%	29.19%
Gain (loss) on disposal of investments in subsidiaries, joint ventures and associates							£ 6	£ 18	£ 40
Number of shares held disposed (in shares) | shares	313,000,000		436,851,457
Proportion of ownership interest in associate disposed (in percentage)	10.00%		12.00%				10.00%	12.00%
Percentage of voting equity interest disposed (in percentage)	2.50%		3.50%		59.00%
Proportion of ownership in financial assets measured at fair value through profit (loss)				60.00%
Gains on disposals of investments	£ 898		£ 1,361
Foreign exchange reclassified reclassified to income statement	£ 47		£ 43
Gains (losses) arising from difference between carrying value and fair value, net of tax, demerger operation							£ 333
Share of loss of associates									2
Organigram Inc.
Disclosure of transactions between related parties [line items]
Ownership interest in associates		30.60%				30.60%	36.77%	35.09%
Impairment loss, net of tax									£ 34
VST Industries Limited
Disclosure of transactions between related parties [line items]
Gains (losses) on disposals of property, plant and equipment							£ 3